Risk management - Risk management (Sensitivity in income and other comprehensive income to variations in interest rate) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($)
Increase in floating interest (+100 basis points)
Risk management
Financial assets (Financial expenses)	$ (57,834)
Financial liabilities (Financial income)	1,250,938
Plan assets (Other comprehensive income)	(479,513)
Decrease in floating interest (-100 basis points)
Risk management
Financial assets (Financial income)	57,834
Financial liabilities (Financial expenses)	(1,559,533)
Plan assets (Other comprehensive income)	$ 491,397